Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: April 10, 2026

Payment Date	4/15/2026
Collection Period Start	3/1/2026
Collection Period End	3/31/2026
Interest Period Start	3/16/2026
Interest Period End	4/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$217,847,482.79	$19,995,492.19	$197,851,990.60	0.499929	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$314,877,482.79	$19,995,492.19	$294,881,990.60

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$342,830,431.21	$321,139,512.12	0.261308
YSOC Amount	$25,132,740.13	$23,437,313.23
Adjusted Pool Balance	$317,697,691.08	$297,702,198.89
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.26223%	ACT/360	$—
Class A-3 Notes	$217,847,482.79	5.82000%	30/360	$1,056,560.29
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$314,877,482.79			$1,493,639.13

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$342,830,431.21	$321,139,512.12
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$317,697,691.08	$297,702,198.89
Number of Receivables Outstanding	28,771	27,890
Weighted Average Contract Rate	5.22%	5.23%
Weighted Average Remaining Term (months)	28.7	27.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,400,207.11
Principal Collections	$21,536,658.06
Liquidation Proceeds	$141,524.85
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,078,390.02
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,078,390.02

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$285,692.03	$285,692.03	$—	$—	$22,792,697.99
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,792,697.99
Interest - Class A-2a Notes	$—	$—	$—	$—	$22,792,697.99
Interest - Class A-2b Notes	$—	$—	$—	$—	$22,792,697.99
Interest - Class A-3 Notes	$1,056,560.29	$1,056,560.29	$—	$—	$21,736,137.70
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$21,433,735.37
First Allocation of Principal	$—	$—	$—	$—	$21,433,735.37
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$21,388,843.20
Second Allocation of Principal	$—	$—	$—	$—	$21,388,843.20
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$21,343,951.03
Third Allocation of Principal	$5,905,283.90	$5,905,283.90	$—	$—	$15,438,667.13
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,393,774.96
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,123,774.96
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,123,774.96
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,303,566.67
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,303,566.67
Remaining Funds to Certificates	$1,303,566.67	$1,303,566.67	$—	$—	$—
Total	$23,078,390.02	$23,078,390.02	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$25,132,740.13
Increase/(Decrease)	$(1,695,426.90)
Ending YSOC Amount	$23,437,313.23

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$317,697,691.08	$297,702,198.89
Note Balance	$314,877,482.79	$294,881,990.60
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	16	$154,261.03
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	134	$141,524.85
Monthly Net Losses (Liquidation Proceeds)			$12,736.18
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			(0.05)%
Preceding Collection Period			(0.24)%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$3,056,721.69
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	59	$1,008,324.02
60-89 Days Delinquent	0.07%	16	$211,995.30
90-119 Days Delinquent	0.02%	3	$58,826.40
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	78	$1,279,145.72

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$110,931.37
Total Repossessed Inventory		13	$204,660.14

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		19	$270,821.70
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.09%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.36	0.11%	21	0.08%